UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORDS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

______________________________________________________________________________

(Exact name of registrant as specified in charter)

165 MASON STREET

GREENWICH, CONNECTICUT 06830

______________________________________________________________________________

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) State Street Bank and Trust Company Rebecca Gilding, Esq. 1 Lincoln Street, SUM0703 Boston, Massachusetts 02111

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30th

Date of reporting period: July 1, 2020 -June 30, 2021

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibits 1-2 is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2021 with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

Registrant: Renaissance Capital Greenwich Funds - Renaissance IPO ETF									Item 1, Exhibit 1
Investment Company Act file number: 811-08049
Reporting Period: July 1, 2020 through June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Pinduoduo Inc.	PDD	722304102	7/22/2020	1	Election of director Huang	Issuer	Yes	For	N/A - No Board Recommendation
				2	Election of director Lin	Issuer	Yes	For	N/A - No Board Recommendation
				3	Election of director Shen	Issuer	Yes	For	N/A - No Board Recommendation
				4	Election of director Lu	Issuer	Yes	For	N/A - No Board Recommendation
				5	Election of director Yeo	Issuer	Yes	For	N/A - No Board Recommendation
				6	Election of director Leung	Issuer	Yes	For	N/A - No Board Recommendation
				7	Election of director Chen	Issuer	Yes	For	N/A - No Board Recommendation
Dynatrace, Inc.	DT	268150109	8/25/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
Livongo Health, Inc.	LVGO	539183103	10/29/2020	1	Adopt the Agreement and Plan of Merger by and among Teladoc Health, Inc., Livongo Health, Inc. and Tempranillo Merger Sub, Inc., a wholly-owned subsidiary of Teladoc.	Issuer	Yes	For	For
				2	Approve, on an advisory (non-binding) basis, the executive officer compensation that will or may be paid to Livongo's named executive officers that relates to the transactions contemplated by the merger agreement.	Issuer	Yes	For	For
				3	Approve the adjournment of the Livongo stockholder meeting to solicit additional proxies if there are not sufficient votes at the time of the Livongo stockholder meeting to approve the Livongo merger agreement proposal.	Issuer	Yes	For	For
Elastic N.V.	ESTC	N14506104	10/21/2020	1	Election of non-executive directors (2)	Issuer	Yes	For all	For
				2	Adoption of Dutch statutory annual accounts for fiscal year 2020.	Issuer	Yes	For	For
				3	Grant of full discharge of the Company's executive director from liability with respect to the performance of his duties during fiscal year 2020.	Issuer	Yes	Against	Against
				4	Grant of full discharge of the Company's non-executive directors from liability with respect to the performance of their duties during fiscal year 2020.	Issuer	Yes	Against	Against
				5	Ratification of accountant	Issuer	Yes	For	For
				6	Authorization of the board to repurchase shares in the capital of the Company.	Issuer	Yes	For	For
				7	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
Bill.com Holdings, Inc.	BILL	90043100	12/3/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
Peloton Interactive, Inc.	PTON	70614W100	12/9/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	Against - Bd recommended 3 years
StoneCo Ltd.	STNE	G85158106	12/11/2020	1	Election of directors (7)	Issuer	Yes	For all	For
				2	To resolve that the financial statements and annual report for fiscal year 2019 be approved and ratified.	Issuer	Yes	For	For
Slack Technologies, Inc.	WORK	83088V102	3/2/2021	1	To adopt the Agreement and Plan of Merger, dated as of December 1, 2020, among salesforce.com, inc., Skyline Strategies I Inc., Skyline Strategies II LLC and Slack Technologies, Inc. ("Slack") and approve the transactions contemplated thereby.	Issuer	Yes	For	For
				2	To approve, by a non-binding advisory vote, compensation to Slack's named executive officers based on the merger agreement.	Issuer	Yes	For	For
PPD, Inc.	PPD	69355F102	4/23/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Advisory vote on executive compensation	Issuer	Yes	For	For
				3	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
				4	Ratification of accountant	Issuer	Yes	For	For
Levi Strauss & Co.	LEVI	52736R102	4/21/2021	1	Election of directors (4)	Issuer	Yes	For all	For
				2	Advisory vote on executive compensation	Issuer	Yes	For	For
				3	Ratification of accountant	Issuer	Yes	For	For
ZoomInfo Technologies Inc.	ZI	98980F104	4/27/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
Oak Street Health Inc.	OSH	67181A107	5/5/2021	1	Election of directors (4)	Issuer	Yes	For all	For
				2	Advisory vote on the retention of the classified board structure	Issuer	Yes	Against	Against
				3	Advisory vote on the retention of the supermajority voting standards	Issuer	Yes	Against	Against
				4	Ratification of award of restricted stock units to director Kim Keck	Issuer	Yes	For	For
				5	Ratification of accountant	Issuer	Yes	For	For
Tradeweb Markets Inc.	TW	892672106	5/11/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	Against - Bd recommended 3 years
Uber Technologies, Inc.	UBER	90353T100	5/10/2021	1	Election of directors (11)	Issuer	Yes	For all	For
				2	Advisory vote on executive compensation	Issuer	Yes	For	For
				3	Ratification of accountant	Issuer	Yes	For	For
				4	Approval of amendments to Certification of Incorporation and Bylaws to remove supermajority voting requirements	Issuer	Yes	For	For
				5	Stockholder proposal to prepare an annual report on lobbying activities	Stockholder	Yes	Against	For
Qualtrics International Inc.	XM	747601201	5/19/2021	1	Election of directors (9)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
Reynolds Consumer Products Inc.	REYN	76171L106	5/25/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
Beyond Meat, Inc.	BYND	08862E109	5/19/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
Avantor, Inc.	AVTR	05352A100	5/13/2021	1	Election of directors (4)	Issuer	Yes	For all	For
				2a	Amendment to the Certificate of Incorporation to permit stockholders of record representing at least 20% of the relevant voting power continuously for one year to call a special meeting of stockholders.	Issuer	Yes	For	For
				2b	Amendment to the Certificate of Incorporation to remove supermajority voting standards for stockholder approval of future amendments to the Certificate of Incorporation and Bylaws.	Issuer	Yes	For	For
				3	Ratification of accountant	Issuer	Yes	For	For
				4	Advisory vote on executive compensation	Issuer	Yes	For	For
Sotera Health Company	SHC	83601L102	5/27/2021	1	Election of nominees (4)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
Rocket Companies, Inc.	RKT	77311W101	5/25/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	Against - Bd recommended 3 years
Pinterest, Inc.	PINS	72352L106	5/27/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
Cloudflare, Inc.	NET	18915M107	6/3/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
10x Genomics, Inc.	TXG	88025U109	6/11/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
Adaptive Biotechnologies Corporation	ADPT	00650F109	6/11/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Advisory vote on executive compensation	Issuer	Yes	For	For
				3	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
				4	Ratification of accountant	Issuer	Yes	For	For
Datadog, Inc.	DDOG	23804L103	6/10/2021	1	Election of directors (2)	Issuer	Yes	For all	For
				2	Advisory vote on executive compensation	Issuer	Yes	For	For
				3	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
				4	Ratification of accountant	Issuer	Yes	For	For
Fastly Inc.	FSLY	31188V100	6/21/2021	1	Election of directors (2)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
Royalty Pharma PLC	RPRX	G7709Q104	6/24/2021	1	Election of directors (10)	Issuer	Yes	For all	For
				2	Advisory vote on executive compensation	Issuer	Yes	For	For
				3	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
				4	Ratification of accountant	Issuer	Yes	For	For
				5	Approval of U.K. audited annual report and accounts and related reports for fiscal year ended December 31, 2020	Issuer	Yes	For	For
				6	Approve U.K. directors' remuneration policy	Issuer	Yes	For	For
				7	Advisory vote on U.K. directors' remuneration report	Issuer	Yes	For	For
				8	Re-appoint U.K. statutory auditor until next general meeting	Issuer	Yes	For	For
				9	Authorize remuneration of U.K. statutory auditor	Issuer	Yes	For	For
Palantir Technologies Inc.	PLTR	69608A108	6/8/2021	1	Election of directors (7)	Issuer	Yes	For all	For
				2	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	Against - Bd recommended 3 years
				3	Ratification of accountant	Issuer	Yes	For	For
Unity Software Inc.	U	91332U101	6/17/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
ContextLogic Inc.	WISH	21077C107	6/8/2021	1	Election of directors (8)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
Dun & Bradstreet Holdings, Inc.	DNB	26484T106	6/17/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Advisory vote on executive compensation	Issuer	Yes	For	For
				3	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
				4	Ratification of accountant	Issuer	Yes	For	For
GoodRx Holdings, Inc.	GDRX	38246G108	6/10/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
Playtika Holding Corp.	PLTK	72815L107	6/9/2021	1	Election of directors (5)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
GFL Environmental Inc.	GFL	36168Q104	5/19/2021	1	Election of directors (8)	Issuer	Yes	For all	For
				2	Appointment of auditor and authorization of their remuneration.	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
DoorDash, Inc.	DASH	25809K105	6/22/2021	1	Election of directors (1)	Issuer	Yes	For	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
Lyft, Inc.	LYFT	55087P104	6/17/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	A stockholder proposal for a report disclosing lobbying expenditures and activities.	Stockholder	Yes	Against	For
Zoom Video Communications, Inc.	ZM	98980L101	6/17/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
Vroom, Inc.	VRM	92918V109	6/24/2021	1	Election of directors (8)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
AbCellera Biologics Inc.	ABCL	00288U106	6/15/2021	1	Election of directors (2)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
Airbnb, Inc.	ABNB	009066101	6/22/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
CrowdStrike Holdings, Inc.	CRWD	22788C105	6/30/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	Against - Bd recommended 3 years
				5	Amendment to the 2019 Employee Stock Purchase Plan	Issuer	Yes	For	For
BridgeBio Pharma, Inc.	BBIO	10806X102	6/17/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Advisory vote on executive compensation	Issuer	Yes	For	For
				3	Advisory vote on the frequency of advisory votes.	Issuer	Yes	One Year	For
				4	Ratification of accountant	Issuer	Yes	For	For
GSX Techedu Inc.	GOTU	36257Y109	6/4/2021	1	Approval of change of company's legal name to "Gaotu Techedu Inc."	Issuer	Yes	For	N/A - No Board Recommendation
Snowflake Inc.	SNOW	833445109	7/8/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
nCino, Inc.	NCNO	63947U107	7/15/2021	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
CureVac N.V.	CVAC	N2451R105	6/24/2021	1	Adoption of annual accounts over the financial year 2020	Issuer	Yes	For	For
				2	Appointment of Mr. Blanc as managing director.	Issuer	Yes	For	For
				3	Appointment of Mr. Edvardsen as managing director.	Issuer	Yes	For	For
				4	Re-appointment of Mr. Kemula as managing director.	Issuer	Yes	For	For
				5	Appointment of Mr. Hoerr as supervisory director.	Issuer	Yes	Abstain	N/A
				6	Equity award to Mr. Stephenne as compensation as supervisory director.	Issuer	Yes	For	For
				7	Equity award to Mr. Clemens as compensation as supervisory director.	Issuer	Yes	For	For
				8	Release of managing directors from liability for exercise of duties during financial year 2020.	Issuer	Yes	Against	Against
				9	Release of supervisory directors from liability for exercise of duties during financial year 2020.	Issuer	Yes	Against	Against
				10	Authorization of the management board to acquire shares in the company's capital.	Issuer	Yes	Abstain	N/A
				11	Compensation for supervisory directors.	Issuer	Yes	For	For
				12	Appointment of external auditor for financial year 2022.	Issuer	Yes	For	For
Chewy, Inc.	CHWY	16679L109	7/14/2021	1	Election of directors (4)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
CONTENT KEY:
Issuer's Name - Company Name as it appeared on the ballot (e.g., Microsoft)
Exchange Ticker Symbol - e.g., MSFT
CUSIP # - as it appears on the ballot (e.g., 2383130)
Shareholder Meeting Date - MM/DD/YYYY
Matter Identification - brief description of each matter on ballot (e.g., 2. Approve Employee Stock Purchase Plan)
Proposal Type - whether the matter was proposed by the issuer or by a shareholder
Voted - whether or not the registrant has voted on the matter (Yes or No); if the matter was not voted include a footnote describing why the matter was not voted on.
Vote Cast - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
For/Against Management - whether the registrant cast its vote FOR or AGAINST management

Registrant: Renaissance Capital Greenwich Funds - Renaissance International IPO ETF	Item 1, Exhibit 2
Investment Company Act file number: 811-08049
Reporting Period: July 1, 2020 through June 30, 2021

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)* /s/William K. Smith
William K. Smith, President

Date: August 23, 2021